Significant Accounting Policies - Additional Information (Detail) - Adjustments for New Accounting Principle, Early Adoption [Member] BRL in Thousands	12 Months Ended
Dec. 31, 2014 BRL
Other Assets [Member]
Significant Accounting Policies [Line Items]
Reclassification due to adoption of new accounting standard	BRL (473,800)
Loans and Finance Receivables [Member]
Significant Accounting Policies [Line Items]
Reclassification due to adoption of new accounting standard	473,800
Current Deferred Income Tax Liabilities [Member]
Significant Accounting Policies [Line Items]
Reclassification due to adoption of new accounting standard	(1,631,155)
Non Current Deferred Income Tax Liabilities [Member]
Significant Accounting Policies [Line Items]
Reclassification due to adoption of new accounting standard	BRL 1,631,155